Summary of Significant Accounting Policies - Schedule of Fixed Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Property, plant and equipment, gross	$ 4,197,375
Accumulated amortization	(333,034)	$ (12,505)	$ (7,173)
Net book value	$ 3,864,341	$ 13,528	$ 18,860
Furniture, Fixtures, and Equipment [Member]
Estimated useful lives of fixed assets	10 years	10 years
Property, plant and equipment, gross	$ 11,372
Computer Equipment [Member]
Estimated useful lives of fixed assets	3 years	3 years
Property, plant and equipment, gross	$ 19,533
Data Processing Equipment [Member]
Estimated useful lives of fixed assets	3 years
Property, plant and equipment, gross	$ 4,166,470